Mineral properties, plant and equipment (Detail) - Mineral properties, plant and equipment - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Exploration and Evaluation [Member]
Cost
Mineral properties, plant and equipment, Beginning	$ 548,900	$ 547,331
Additions	10,307	438
Disposals
Change to reclamation obligation
Impairment Charge
Reversal of impairment
Transfers
Mineral properties, plant and equipment, End	559,207	547,769
Accumulated depreciation
Accumulated depreciation, Beginning
Charge for the period
Disposals
Reversal of impairment
Accumulated depreciation, End
Net book value	559,207	547,769
Construction-in-progress [Member]
Cost
Mineral properties, plant and equipment, Beginning	8,310	308
Additions	1,626	3,180
Disposals
Change to reclamation obligation
Impairment Charge
Reversal of impairment
Transfers	(9,334)
Mineral properties, plant and equipment, End	602	3,488
Accumulated depreciation
Accumulated depreciation, Beginning
Charge for the period
Disposals
Reversal of impairment
Accumulated depreciation, End
Net book value	602	3,488
Mineral Properties [Member]
Cost
Mineral properties, plant and equipment, Beginning	36,440	33,865
Additions	32	887
Disposals
Change to reclamation obligation
Impairment Charge
Reversal of impairment
Transfers
Mineral properties, plant and equipment, End	36,472	34,752
Accumulated depreciation
Accumulated depreciation, Beginning	20,142	17,079
Charge for the period	2,443	1,260
Disposals
Reversal of impairment
Accumulated depreciation, End	22,585	18,339
Net book value	13,887	16,413
Plant and Equipment [Member]
Cost
Mineral properties, plant and equipment, Beginning	512,874	535,970
Additions	6,668	1,948
Disposals	(661)
Change to reclamation obligation	(2,450)	(805)
Impairment Charge		(29,621)
Reversal of impairment	13,179
Transfers	9,334	(1,085)
Mineral properties, plant and equipment, End	538,944	506,407
Accumulated depreciation
Accumulated depreciation, Beginning	243,821	205,425
Charge for the period	44,020	22,274
Disposals	(661)
Reversal of impairment	8,187	(18,703)
Accumulated depreciation, End	295,367	208,996
Net book value	243,577	297,411
Total [Member]
Cost
Mineral properties, plant and equipment, Beginning	1,106,524	1,117,474
Additions	18,663	6,453
Disposals	(661)
Change to reclamation obligation	(2,450)	(805)
Impairment Charge		(29,621)
Reversal of impairment	13,179
Transfers		(1,085)
Mineral properties, plant and equipment, End	1,135,225	1,092,416
Accumulated depreciation
Accumulated depreciation, Beginning	263,963	222,504
Charge for the period	46,463	23,534
Disposals	(661)
Reversal of impairment	8,187	(18,703)
Accumulated depreciation, End	317,952	227,335
Net book value	$ 817,273	$ 865,081